Contingencies, Commitments and Responsibilities - Additional Information (Detail) $ / shares in Units, $ in Thousands, in Millions					12 Months Ended
	Nov. 05, 2019	Sep. 13, 2019 shares	Nov. 22, 2017 USD ($)	Nov. 22, 2017 CLP ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2019 CLF ( ) shares	Dec. 31, 2019 CLP ($) shares	Nov. 22, 2017 CLP ($)
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings							$ 956,000		$ 280,000
Amount of pledged shares to secure Obligations related to transactions carried out with other brokers						$ 18,479,000	12,630,000
Guarantee in cash and financial assets ceded to guarantee transactions						$ 9,067,000	5,042,000
Guarantee ticket amount |								10,000
Foreign traders guarantee amount			$ 100,000							$ 75
Pershing and corp FX guarantee amount			$ 30,000	$ 23
Guarantee expiration date					Jun. 20, 2020	Jun. 20, 2020
MCC S.A. Corredores de Bolsa [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired								100.00%	100.00%
Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of ownership interest acquired	20.00%
Banco Corpbanca Colombia [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares outstanding					12.36%	12.36%
Number of shares acquired | shares								93,306,684	93,306,684
Purchase price per share | $ / shares					$ 3.5367
Value of shares purchased					$ 329,997,749.30
Spread on variable interest rate					2.70%	2.70%
Banco Santander Chile [member] | Nexus S.A [member]
Disclosure of contingent liabilities in business combination [line items]
Number Of Shares Sold | shares		537,141
Percentage of increase in ownership interest		1.90%
Itau Corpbanca Colombia S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings							152,000		$ 141,000
Aggregate legal claims							32,375,000		38,503,000
Top of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings							$ 26,995,000		$ 22,207,000